Stockholders’ Equity (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended	2 Months Ended		12 Months Ended
	Feb. 18, 2021 MXN ($) $ / shares	Mar. 31, 2022 MXN ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2023 MXN ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 MXN ($) shares	Nov. 09, 2023 MXN ($) $ / shares	Aug. 09, 2023 MXN ($) $ / shares	May 15, 2023 MXN ($) $ / shares	Mar. 08, 2023 MXN ($) $ / shares	Dec. 31, 2022 MXN ($)	Oct. 28, 2022 MXN ($) $ / shares	Aug. 19, 2022 MXN ($) $ / shares	Apr. 29, 2022 MXN ($) $ / shares	Feb. 11, 2022 MXN ($) $ / shares	Oct. 29, 2021 MXN ($) $ / shares	Aug. 13, 2021 MXN ($) $ / shares	May 12, 2021 MXN ($) $ / shares
Stockholders’ Equity [Line Items]
Par value per share (in Pesos per share) | $ / shares				$ 10
Treasury shares (in Shares) | shares				72,626	356,029	283,403
Repurchased shares (in Shares) | shares		72,626	72,626
Equivalent amount		$ 25,321
Repurchased amount (in Dollars)			$ 50,000
Reclassification amount	$ 876,518
Treasury shares issued under stock based incentive plan (in Shares) | shares						731,669
Retained earnings	350,000			$ 1,188,898		$ 856,994	$ 200,000	$ 200,000	$ 150,000	$ 100,000	$ 779,941	$ 50,000	$ 200,000	$ 350,000	$ 350,000	$ 350,000	$ 350,000	$ 350,000
Shareholding paid	$ 180,489						$ 105,036	$ 105,036	$ 78,777	$ 52,518		$ 26,259	$ 105,035	$ 183,812	$ 183,812	$ 183,812	$ 183,812	$ 180,489
Dividend per share (in Pesos per share) | $ / shares	$ 9.57						$ 5.36	$ 5.36	$ 4.02	$ 2.67		$ 1.34	$ 5.36	$ 9.38	$ 9.38	$ 9.38	$ 9.38	$ 9.57
Income tex percentage				5.00%
Common stock percentage				20.00%
Board of Directors [Member]
Stockholders’ Equity [Line Items]
Repurchased amount (in Dollars)					$ 50,000
Legal Reserve [Member]
Stockholders’ Equity [Line Items]
Retained earnings				$ 10,679		$ 10,679					$ 10,679